Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Total		$ 1,644,737
Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 1,644,737